INTERIM CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash	$ 583,015	$ 81,872
Accounts receivable	1,450	150
Prepaid expenses	113,462	0
Total current assets	697,927	82,022
Software	75,750	21,500
Total assets	773,677	103,522
Current liabilities
Accounts payable and accrued liabilities	23,010	15,554
Due to related parties	0	1,358
Convertible debts	22,621	0
Total current liabilities	45,631	16,912
Total liabilities	45,631	16,912
SHAREHOLDERS' EQUITY
Common shares, 50,000,000 shares authorized, $0.001 par value, 50,000,000 shares authorized $0.001 par value 18,296,511 shares issued and outstanding at June 30, 2021	18,297	12,406
Additional paid in capital	1,720,631	175,906
Subscriptions receivable	(10,500)	(24,500)
Accumulated deficit	(1,000,382)	(77,202)
Total shareholders' equity	728,046	86,610
Total liabilities & shareholders' equity	$ 773,677	$ 103,522